Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share - Athena Technology Acquisition Corp [Member] - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Numerator: Net loss allocable to Class A common stock
Net loss		$ (5,763,793)	$ (5,511,905)
Less: Allocation of net loss to Class B common stock		(1,440,948)	(1,753,788)
Proportionate share of net loss		$ (4,322,845)	$ (3,758,117)
Denominator: Weighted Average Class A Common Stock
Basic and diluted weighted average shares outstanding (in Shares)		25,700,000	18,357,143
Basic and diluted net loss per share (in Dollars per share)		$ (0.17)	$ (0.2)
Numerator: Net loss allocable to Class B common stock
Net loss	$ (761)	$ (5,763,793)	$ (5,511,905)
Less: Allocation of net loss to Class A common stock		(4,322,845)	(3,758,117)
Proportionate share of net loss		$ (1,440,948)	$ (1,753,788)
Weighted average shares outstanding, basic and diluted (in Shares)		8,566,667	8,566,667
Basic and diluted net loss per common share (in Dollars per share)		$ (0.17)	$ (0.2)